Annual Total Returns[BarChart] - PROFUND VP SHORT SMALL-CAP - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.09%)	(18.96%)	(31.25%)	(9.23%)	(0.82%)	(21.60%)	(14.20%)	10.39%	(20.78%)	(31.96%)